RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Directors' fees	$ 296	$ 294
Salaries and consultants' fees	2,089	2,188
Share-based payments (non-cash)	1,669	1,128
Total	$ 4,054	$ 3,610